SCHEDULE OF LOSS PER SHARE (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 ILS (₪) shares ₪ / shares	Dec. 31, 2024 ILS (₪) shares ₪ / shares	Dec. 31, 2023 ILS (₪) shares ₪ / shares
Profit or loss [abstract]
Loss attributable to ordinary shares	$ 4,970	₪ 15,853	₪ 36,736	₪ 58,567
Weighted average number of shares used in loss per share calculation	6,442,805	6,442,805	6,404,719	6,403,108
Basic loss per share | (per share)	$ 0.77	₪ 2.46	₪ 5.76	₪ 9.12
Outstanding options at end of the year issued as part of share-based compensation	383,229	383,229	448,687	489,988